Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM VARIABLE TRUST
SUPPLEMENT DATED SEPTEMBER 4, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED MAY 1, 2026 OF
PUTNAM VT GLOBAL ASSET ALLOCATION FUND (THE “FUND”)
I.
Effective September 4, 2026, the following replaces the “Annual Fund Operating Expenses” table and “Example” table in the section titled “Fees and expenses” in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses	Expense reimburse- ment[1]	Total annual fund operating expenses after expense reim- bursement[2]
Class IA	0.57%	None	0.29%	0.86%	(0.25)%	0.61%
Class IB	0.57%	0.25%	0.29%	1.11%	(0.25)%	0.86%
1. The Investment Manager, as defined below, has contractually agreed to waive fees and/or reimburse operating expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, the fund’s investment management contract and the fund’s distribution plans) so that the cumulative expenses will not exceed 0.20% of the fund’s average net assets. Additionally, the Investment Manager has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. These obligations may not be modified or discontinued prior to April 30, 2027 without approval of the Board of Trustees.
In addition, effective September 4, 2026, the Investment Manager has contractually agreed to waive fees and/or reimburse expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) so that the total annual operating expenses of the fund will not exceed an annual rate of 0.61% of the fund’s average net assets. This obligation may not be modified or discontinued prior to April 30, 2029, without approval of the Board of Trustees.
2. Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating expense caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$62	$223	$427	$1,014
Class IB	$88	$302	$561	$1,305

Putnam VT Global Asset Allocation Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM VARIABLE TRUST
SUPPLEMENT DATED SEPTEMBER 4, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED MAY 1, 2026 OF
PUTNAM VT GLOBAL ASSET ALLOCATION FUND (THE “FUND”)
I.
Effective September 4, 2026, the following replaces the “Annual Fund Operating Expenses” table and “Example” table in the section titled “Fees and expenses” in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses	Expense reimburse- ment[1]	Total annual fund operating expenses after expense reim- bursement[2]
Class IA	0.57%	None	0.29%	0.86%	(0.25)%	0.61%
Class IB	0.57%	0.25%	0.29%	1.11%	(0.25)%	0.86%
1. The Investment Manager, as defined below, has contractually agreed to waive fees and/or reimburse operating expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, the fund’s investment management contract and the fund’s distribution plans) so that the cumulative expenses will not exceed 0.20% of the fund’s average net assets. Additionally, the Investment Manager has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. These obligations may not be modified or discontinued prior to April 30, 2027 without approval of the Board of Trustees.
In addition, effective September 4, 2026, the Investment Manager has contractually agreed to waive fees and/or reimburse expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) so that the total annual operating expenses of the fund will not exceed an annual rate of 0.61% of the fund’s average net assets. This obligation may not be modified or discontinued prior to April 30, 2029, without approval of the Board of Trustees.
2. Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating expense caps.
Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$62	$223	$427	$1,014
Class IB	$88	$302	$561	$1,305